Fair Value Measurement (Fair Measurement on a Recurring Nonrecurring Basis) (Details) (Fair Value, Inputs, Level 2 [Member], Commodity Swap [Member], Fair Value, Measurements, Recurring [Member], USD $)
In Millions, unless otherwise specified
	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 2 [Member] | Commodity Swap [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Fair value of derivatives	$ 17.4	$ 21.7